RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTIES
RELATED PARTIES

NOTE 11: — RELATED PARTIES

a.	For the six months ended June 30, 2022, related parties consisted of 9 directors (including the CEO, who is also a shareholder) serving on either the Company’s or Freightos-HK’s respective Board of Directors and 6 key officers. For the six months ended June 30, 2021, related parties consisted of 7 directors (including the CEO, who is also a shareholder) serving on Freightos-HK’s Board of Directors and 6 key officers.
b.	Related party transactions:

The Company entered into a number of commercial agreements with a subsidiary of one of its investors in connection with a number of ocean cargo indexes. The investor’s subsidiary serves as a benchmark administrator for the indexes and the Company serves as the calculating agent of these indexes. In addition, the parties share the revenue from licensing certain data used in calculating the indexes. The total expense accrued by the Company during the six month periods ended June 30, 2022 and 2021 was $62 and $5, respectively. The expense was included under sales and marketing in the consolidated statements of profit or loss. Outstanding balance as of June 30, 2022 and December 31, 2021 was $6 and $55, respectively, and was included under accrued expenses and other payables.

Certain of the Company’s investors also conduct business on the Company’s transactional platforms through other of the investors’ respective group members. Fees charged for these users are no more favorable than terms generally available to third parties under the same or similar circumstances.

NOTE 11: — RELATED PARTIES (continued)

c.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Short-term employee benefits	$951	$826
Share-based payments	360	138
Post-employment benefits	9	10
	$1,320	$974
Number of key officers and directors	15	13

NOTE 23: — RELATED PARTIES

a.	Related parties consist of 7 directors (including the CEO, who is also a shareholder) serving on the Freightos-HK’s Board of Directors and 6 key officers.
b.	Related party transactions:

The Group entered into a number of commercial agreements with a subsidiary of one of its investors in connection with a number of ocean cargo indexes. The investor’s subsidiary serves as a benchmark administrator for the indexes and the Company serves as the calculating agent of these indexes. In addition, the parties share the revenue from the sale of certain data used in calculating the indexes. The total expense accrued by the Company during the years ended December 31, 2021 and 2020 was $53 and $4, respectively. The expense was included under sales and marketing in the consolidated statements of profit or loss. Outstanding balance as of December 31, 2021 and 2020 was $55 and $4, respectively, and was included under accrued expenses and other payables.

Certain of the Group’s investors also conduct business on the Group’s transactional platforms through other of the investors’ respective group members. Fees charged for these users are no more favorable than terms generally available to a third party under the same or similar circumstances.

NOTE 23: — RELATED PARTIES (continued)

c.Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	Year ended December 31,
	2021	2020
Short-term employee benefits	$1,736	$1,211
Share-based payments	275	218
Post-employment benefits	29	20
	$2,040	$1,449
Number of key officers and directors	13	12